Note 22 Deposits from banks (Details) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		€ 26,935	€ 19,834	€ 27,629
SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		2,709	2,047	1,751
MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,587	1,002	1,549
TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		672	792	617
South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		3,095	1,757	2,041
Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		8,226	7,500	11,444
Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		10,645	6,736	10,228
Demand Deposits [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		11,434	7,601	7,196
Demand Deposits [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,215	1,671	345
Demand Deposits [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		855	444	689
Demand Deposits [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		10	83	8
Demand Deposits [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		844	532	557
Demand Deposits [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		3,613	1,841	2,842
Demand Deposits [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		4,897	3,030	2,755
Time deposits and other [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	11,787	8,599	16,079
Time deposits and other [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	1,429	375	1,405
Time deposits and other [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	732	558	672
Time deposits and other [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	633	672	580
Time deposits and other [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	2,251	1,225	1,484
Time deposits and other [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	2,944	3,110	4,531
Time deposits and other [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	3,797	2,657	7,406
Repurchase Agreements [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		3,714	3,634	4,354
Repurchase Agreements [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		67	0	1
Repurchase Agreements [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		0	0	188
Repurchase Agreements [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		29	37	28
Repurchase Agreements [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		0	0	0
Repurchase Agreements [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,669	2,549	4,070
Repurchase Agreements [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		€ 1,949	€ 1,048	€ 67

[1]	(1) Subordinated deposits are included amounting to €24, €14 and €12 million as of December 31, 2022, 2021 and 2020, respectively.